EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.21

Rating Agency ATR QM Data Fields

Loans in Report:	1

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
1903386	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXX	XXXX	No	No	4159	XXXXXX	8.9841	Employed	(No Data)	U.S. Citizen	(No Data)	No	2034.28

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